Annual Total Returns [BarChart] - LVIP SSGA Bond Index Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	7.40%
2012	3.86%
2013	(2.57%)
2014	5.75%
2015	0.25%
2016	2.28%
2017	3.18%
2018	(0.32%)
2019	8.24%
2020	7.49%